Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Legal Matters
On April 2, April 16, April 29, and May 4, 2015, purported securities class action lawsuits were filed in the Superior Court of the State of California, County of San Mateo, against the Company, certain of its current and former directors, executive officers, significant stockholders and underwriters associated with its initial public offering (“IPO”). The lawsuits, which were consolidated on July 22, 2015, were brought by purported stockholders of the Company seeking to represent a class consisting of all those who purchased the Company’s stock pursuant or traceable to the Registration Statement and Prospectus issued in connection with its IPO. A consolidated complaint (“Complaint”) was filed on July 23, 2015, alleging claims under Sections 11, 12(a)(2) and 15 of the Securities Act of 1933. On September 22, 2015 the Company filed a demurrer to the Complaint. After briefing and argument, the Court overruled the demurrer as to Plaintiffs’ claims under Sections 11 and 15 and granted with leave to amend, the demurrer to Plaintiff’s claims under Section 12(a)(2). Plaintiffs filed an amended consolidated complaint (“Amended Complaint”) on November 10, 2015. On December 10, 2015, the Company filed a demurrer to the Section 12(a)(2) claim in the Amended Complaint. On January 28, 2016, the Court again sustained the demurrer to the Section 12(a)(2) claim in the amended Complaint. The Amended Complaint sought unspecified damages and other relief. On March 28, 2016, the parties to the consolidated actions reached a mutually acceptable resolution by way of a mediated cash settlement. The aggregate amount of the settlement under the agreement in principle is $9.5 million. The Court granted preliminary approval of the settlement on July 13, 2016, and the Court granted final approval of the settlement on October 28, 2016. As a result of the settlement the Company recorded a net charge of $2.9 million to general and administrative expense in 2016. This amount represents the portion of settlement that was not covered by insurance and legal fees incurred in 2016 regarding this matter. Funds representing the Company’s portion of the settlement amount were moved to escrow in the third quarter of 2016 and the Company expects them to be paid in the fourth quarter of 2016. While the Company believes it has meritorious defenses to the litigation, the Company is satisfied with this resolution given the risks and expenses associated with further litigation. The Company accrues for loss contingencies when it is both probable that it will incur the loss and when it can reasonably estimate the amount of the loss or range of loss.
From time to time, the Company may become subject to other legal proceedings, claims or litigation arising in the ordinary course of business. In addition, the Company may receive letters alleging infringement of patents or other intellectual property rights. If an unfavorable outcome were to occur in litigation, the impact could be material to the Company’s business, financial condition, cash flow or results of operations, depending on the specific circumstances of the outcome.
Leases and Contractual Obligations
The Company’s principal commitments primarily consist of obligations under leases for office space and co-location facilities for data center capacity. The Company’s existing lease agreements provide it with the option to renew and generally provide for rental payments on a graduated basis. The Company’s future operating lease obligations would change if it entered into additional operating lease agreements as the Company expands its operations and if it exercised these options.
The Company leases two office spaces in San Francisco, California with expirations dates in 2017 and 2021, respectively. In anticipation of the expiration of the lease in 2017, the Company executed an amendment in September 2016 to extend the term of its other lease to 2022 and add incremental rentable square feet (“RSF”). As a result of the amendment, the Company’s office space increased by 8,247 RSF. As of September 30, 2016, the Company’s future minimum payments for all leases are $18.5 million.
Other than matters discussed above there were no other material changes in the Company’s contractual obligations from those disclosed in its Annual Report on Form 10-K for the year ended December 31, 2015. Please see Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operations - Liquidity and Capital Resources” in the Company’s Annual Report on Form 10-K for a description of its contractual obligations.

Commitments and Contingencies
Leases and Contractual Obligations
We lease office space under noncancelable operating leases in San Francisco, California and Sunnyvale, California. Contractual obligations relate to our service agreements for our data centers in Colorado and Arizona and other third party service providers. As of December 31, 2015, the future minimum lease payments under noncancelable operating leases are as follows (in thousands):

	Operating Leases	Contractual Obligations
2016	$3,369	$243
2017	3,073	—
2018	2,548	—
2019	2,624	—
2020 and later	3,830	—
	$15,444	$243

Our facility lease agreements generally provide for rental payments on a graduated basis and for options to renew, which could increase future minimum lease payments if exercised. We recognize rent expense on a straight-line basis over the lease period and have accrued for rent expense incurred but not paid. Rent expense for the years ended December 31, 2015, 2014 and 2013 was $2.1 million, $1.2 million and $1.0 million, respectively.
Legal Matters
On April 2, April 16, April 29, and May 4, 2015, purported securities class action lawsuits were filed in the Superior Court of the State of California, County of San Mateo, against us, certain of our current and former directors, executive officers, significant stockholders and underwriters associated with our initial public offering (IPO). The lawsuits, which were consolidated on July 22, 2015, were brought by purported stockholders of our company seeking to represent a class consisting of all those who purchased our stock pursuant or traceable to the Registration Statement and Prospectus issued in connection with our IPO. A consolidated complaint (“Complaint”) was filed on July 23, 2015, which purports to allege claims under Sections 11, 12(a)(2) and 15 of the Securities Act of 1933. On September 22, 2015 we filed a Demurrer to the Complaint. After briefing and argument, the Court overruled the demurrer as to Plaintiffs’ claims under Sections 11 and 15 and granted with leave amend the demurrer to Plaintiff’s claims under Section 12(a)(2). The Complaint seeks unspecified damages and other relief. Discovery in the action is ongoing. We believe that the claims are without merit and intend to defend the action vigorously.
From time to time, we may become subject to other legal proceedings, claims or litigation arising in the ordinary course of business. In addition, we may receive letters alleging infringement of patents or other intellectual property rights. We do not believe that any liability from any reasonably foreseeable disposition of these legal actions and claims, individually or in the aggregate, would have a material effect on our business, operating results, cash flows or financial condition. The lawsuits described above are still in their early stages and the final outcome, including our liability, if any, with respect to the claims in the lawsuits, is uncertain. If an unfavorable outcome were to occur in the litigation, the impact could be material to our business, financial condition, cash flow or results of operations, depending on the specific circumstances of the outcome. We cannot make a reasonable estimate of the potential loss or range of loss, if any, arising from these matters. We accrue for loss contingencies when it is both probable that we will incur the loss and when we can reasonably estimate the amount of the loss or range of loss. If we determine that a loss is reasonably possible and can reasonably estimate the range of the loss, then we will disclose the range of the possible loss.